Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts		$ 83
Interest rate swap	$ 337	408
Class B Series Three common share liability	7,349	9,951
Conversion right on US$ 6.25% Convertible Debentures	9	236
Liabilities, Fair Value Disclosure, Recurring, Total	7,695	10,678
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts		83
Interest rate swap	337	408
Class B Series Three common share liability	7,349	9,951
Liabilities, Fair Value Disclosure, Recurring, Total	7,686	10,442
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on US$ 6.25% Convertible Debentures	9	236
Liabilities, Fair Value Disclosure, Recurring, Total	$ 9	$ 236